BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Additional Information (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) customer	Jun. 30, 2024 USD ($) customer	Jun. 30, 2025 USD ($) customer segment	Jun. 26, 2025 segment	Jun. 30, 2024 USD ($) customer	Sep. 30, 2024 USD ($) customer segment	Sep. 30, 2023 USD ($) customer	Nov. 30, 2024 USD ($)
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Net loss from continuing operations	$ 3,647,914	$ (1,883,292)	$ 9,585,822		$ 3,502,166
Operating cash flow			9,141,688		$ 10,323,243
Cash and cash equivalents	4,727,677		4,727,677			$ 5,852,363	$ 7,151,800	$ 10,100,000
Excess of FDIC insurance limit	4,700,000		$ 4,700,000			$ 6,100,000
Number of reportable segments | segment			2	3		3
Transfers from Level 2 to Level 1, Assets	0		$ 0			$ 0
Transfers from Level 1 to Level 2, Assets	0		0			0
Transfers from Level 2 to Level 1, Liabilities	0		0			0
Transfers from Level 1 to Level 2, Liabilities	$ 0		0			0
Transfers Into Level 3, Liabilities			0			0
Transfers out of Level 3, Liabilities			$ 0			0
Depreciation expense						696,425	1,362,249
Advertising expense						124,036	185,115
Impairment losses						$ 0
Offering costs in aggregate							633,198
Computer equipment
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						3 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Lab equipment
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						3 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Construction in progress						$ 167,342	$ 0
Furniture
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						3 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Vehicles
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						5 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Leasehold improvements
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						5 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Customer Concentration Risk | Two customer | MDx Testing Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer							2
Customer Concentration Risk | Total Revenue | DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer			2		1	1
Customer Concentration Risk | Total Revenue | MDx Testing Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer		1			1	1
Customer Concentration Risk | Total Revenue | Therapeutic DNA Production Services and DNA Tagging and Security Products and Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer	2
Customer Concentration Risk | Total Revenue | One customer
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage					12.00%
Customer Concentration Risk | Total Revenue | One customer | DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage			23.00%			17.00%
Customer Concentration Risk | Total Revenue | One customer | MDx Testing Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage		46.00%			29.00%	26.00%	65.00%
Customer Concentration Risk | Total Revenue | One customer | Therapeutic DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage			26.00%
Number of customers | customer			1
Customer Concentration Risk | Total Revenue | Two customer | DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage			12.00%
Customer Concentration Risk | Total Revenue | Two customer | MDx Testing Services
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage							14.00%
Customer Concentration Risk | Total Revenue | Two customers | DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage	12.00%
Customer Concentration Risk | Total Revenue | Two customers | Therapeutic DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage	53.00%
Customer Concentration Risk | Accounts Receivable
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer			3			5	3
Customer Concentration Risk | Accounts Receivable | One customer
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage						59.00%
Customer Concentration Risk | Accounts Receivable | Two customer
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage							60.00%
Customer Concentration Risk | Accounts Receivable | Three customers
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage			82.00%
Customer Concentration Risk | Accounts Receivable | Five Customers
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage						75.00%